SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

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May 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I.
Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total
Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund,
BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock
Government Money Market V.I. Fund, BlackRock International Index V.I. Fund, BlackRock
International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed
Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I.
Fund, each a series of BlackRock Variable Series Funds, Inc.
Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
(Securities Act File No. 002-74452, Investment Company Act File No. 811-03290)

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement on Form N-1A (the "Amendment").

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 108.

We have reviewed the Amendment, and we represent that, to our knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 839-5498.

Very truly yours,

/s/ Devin Grabarek

Devin  Grabarek

cc:Janey Ahn

John A. MacKinnon Jesse C. Kean

Sidley Austin (NE) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.